Inventory, Net (Tables)	12 Months Ended
Sep. 30, 2022
Inventory, Net [Abstract]
Schedule of inventory
	September 30, 2022	September 30, 2021
Raw materials	$989,043	$607,661
Finished goods	1,337,731	1,971,334
Inventory valuation allowance	(120,286)	(116,453)
Total inventory, net	$2,206,488	$2,462,542